Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 7     Subsequent Events

From June 30, 2015, through September 15, 2015, the Company sold an aggregate of 2,492,522 shares of restricted common stock with prices ranging from $0.18 to $0.33 and received gross proceeds of $448,059.  Expenses were paid to foreign agents for Regulation S offerings by the Company totaling $291,238.  The Company also issued 750,000 shares to consultants for financial services.

Note 12 Subsequent Events

From January 1, 2015, through June 24, 2015, the Company sold an aggregate of 1,284,350 shares of restricted stock with prices ranging from $0.20 to $0.33 and received gross proceeds of $272,715 and commissions were paid to foreign agents for Regulation S offerings by the Company totaling $173,357. The Company received approximately $99,884 of net proceeds from such sales.